Document and Entity Information	Dec. 09, 2022
Document And Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Dec. 09, 2022
Entity Registrant Name	Mondelez International, Inc.
Entity Incorporation State Country Code	VA
Entity File Number	1-16483
Entity Tax Identification Number	52-2284372
Entity Address, Address Line One	905 West Fulton Market
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60607
City Area Code	847
Local Phone Number	943-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	In our Current Report on Form 8-K filed with the SEC on December 13, 2022, we reported that we appointed Anindita (Ann) Mukherjee to the Mondelēz International, Inc. Board of Directors, effective January 1, 2023. We are filing this Amendment No. 1 to that Form 8-K to report that our Board of Directors appointed Ms. Mukherjee to serve as a member of the Governance, Membership and Sustainability Committee and a member of the People and Compensation Committee, effective February 2, 2023. Our Board of Directors has made an affirmative determination that Ms. Mukherjee is independent for purposes of the Nasdaq Stock Market Listing Rules. As previously disclosed in our Form 8-K, there are no transactions between Ms. Mukherjee and us that would be reportable under Item 404(a) of Regulation S-K. Ms. Mukherjee was not selected pursuant to any arrangement or understanding between her and any other person.
Entity Central Index Key	0001103982
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, no par value
Trading Symbol	MDLZ
Security Exchange Name	NASDAQ
1.625% Notes due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.625% Notes due 2027
Trading Symbol	MDLZ27
Security Exchange Name	NASDAQ
0.250% Notes due 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.250% Notes due 2028
Trading Symbol	MDLZ28
Security Exchange Name	NASDAQ
0.750% Notes due 2033 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.750% Notes due 2033
Trading Symbol	MDLZ33
Security Exchange Name	NASDAQ
2.375% Notes due 2035 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.375% Notes due 2035
Trading Symbol	MDLZ35
Security Exchange Name	NASDAQ
4.500% Notes due 2035 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.500% Notes due 2035
Trading Symbol	MDLZ35A
Security Exchange Name	NASDAQ
1.375% Notes due 2041 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.375% Notes due 2041
Trading Symbol	MDLZ41
Security Exchange Name	NASDAQ
3.875% Notes due 2045 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.875% Notes due 2045
Trading Symbol	MDLZ45
Security Exchange Name	NASDAQ